Cover	Aug. 09, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2022
Entity File Number	001-38818
Entity Registrant Name	CarLotz, Inc.
Entity Central Index Key	0001759008
Entity Tax Identification Number	83-2456129
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3301 W. Moore St
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	804
Local Phone Number	510-0744
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	LOTZ
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	LOTZW
Security Exchange Name	NASDAQ